Document and Entity Information	Aug. 06, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000764180
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	ALTRIA GROUP, INC.
Entity Incorporation State Country Code	VA
Entity File Number	1-08940
Entity Tax Identification Number	13-3260245
Entity Address, Address Line One	6601 West Broad Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	274-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.3313 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.33 1/3 par value
Trading Symbol	MO
Security Exchange Name	NYSE
Common Stock 2.200 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.200% Notes due 2027
Trading Symbol	MO27
Security Exchange Name	NYSE
Common Stock 3.125 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2031
Trading Symbol	MO31
Security Exchange Name	NYSE